Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Commercialization revenue received	$ 3,019	$ 1,332	$ 99
Milestone payment received	7,125	500	3,500
Research and development tax incentive received		2,813	4,466
Payments to suppliers and employees (inclusive of goods and services tax)	(84,682)	(100,598)	(97,190)
Interest received	367	483	1,129
Interest paid	(816)
Income taxes (paid)/refunded	(25)	(1)
Net cash (outflows) in operating activities	(75,012)	(95,471)	(87,996)
Cash flows from investing activities
Payments for contingent consideration	(952)
Investment in fixed assets	(201)	(311)	(722)
Rental deposits received		453
Payments for investments			(805)
Payments for licenses			(200)
Net cash (outflows)/inflows in investing activities	(1,153)	142	(1,727)
Cash flows from financing activities
Proceeds from borrowings	31,704
Payments of transaction costs from borrowings	(392)
Proceeds from issue of shares	40,566	61,932	68,549
Payments for share issue costs	(3,265)	(1,927)	(6,483)
Net cash inflows by financing activities	68,613	60,005	62,066
Net decrease in cash and cash equivalents	(7,552)	(35,324)	(27,657)
Cash and cash equivalents at beginning of period	45,761	80,937	110,701
FX (losses)/gains on the translation of foreign bank accounts	(446)	148	(2,107)
Cash and cash equivalents at end of period	$ 37,763	$ 45,761	$ 80,937